Leases - Summary of Changes in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 38,103
Ending balance	158,448	$ 38,103
Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(12,266)	(6,204)
Depreciation	(12,489)	(6,130)
Decreases	4,108	1,229
Exchange differences	1,015	(1,161)
Ending balance	(19,632)	(12,266)
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	50,369	35,727
Increases	135,123	12,764
Decreases	(4,490)	(1,805)
Reclassifications	485
Exchange differences	(3,407)	3,683
Ending balance	178,080	50,369
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	23,153
Ending balance	127,773	23,153
Land and Buildings | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(4,673)	(1,732)
Depreciation	(7,507)	(3,149)
Decreases	933	497
Exchange differences	217	(289)
Ending balance	(11,030)	(4,673)
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	27,826	16,553
Increases	113,597	10,588
Decreases	(934)	(507)
Exchange differences	(1,686)	1,192
Ending balance	138,803	27,826
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	14,950
Ending balance	30,675	14,950
Plant and Machinery | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(7,593)	(4,472)
Depreciation	(4,982)	(2,981)
Decreases	3,175	732
Exchange differences	798	(872)
Ending balance	(8,602)	(7,593)
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	22,543	19,174
Increases	21,526	2,176
Decreases	(3,556)	(1,298)
Reclassifications	485
Exchange differences	(1,721)	2,491
Ending balance	$ 39,277	$ 22,543